Cover	Jul. 11, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 11, 2025
Entity File Number	000-22193
Entity Registrant Name	PACIFIC PREMIER BANCORP, INC.
Entity Central Index Key	0001028918
Entity Tax Identification Number	33-0743196
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	17901 Von Karman Avenue
Entity Address, Address Line Two	Suite 1200
Entity Address, City or Town	Irvine
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92614
City Area Code	949
Local Phone Number	864-8000
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	PPBI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false